Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 13: Subsequent Events

On October 15, 2013, Rod McKinley resigned as the Chief Financial Officer and Secretary of the Company. As part of his resignation, Mr. McKinley received 353,241 shares of common stock as severance.
On October 15, 2013, the Board appointed Todd Lawson as Chief Financial Officer and Secretary of the Company with an effective start date of October 28, 2013. Pursuant to a written agreement, Mr. Lawson will receive a base salary of $170,000 per annum along with performance based bonus compensation, and an option to purchase up to 1,000,000 shares of the Company’s common stock at the strike price of $0.26 per share. The options vest quarterly over a four year period with an initial vesting of 100,000 shares, 43,750 shares for each of quarters 1 – 12, and 93,750 shares for each of quarters 13 – 16. All of the options expire on August 14, 2023.

NOTE 15 — SUBSEQUENT EVENTS

On April 5, 2013, the Company and CleanFutures came to mutual agreement on a replacement agreement in which the Company will provide a promissory note for 1,850,000 of restricted Company shares and the Company in turn will receive certain rights including perpetual use of the CleanFutures Patent and future Patent(s), a non-compete agreement in which CleanFutures will not be permitted to do business with any Company competitors, and CleanFutures has agreed to certain covenants that will assure that CleanFutures will for perpetuity not interfere with the Company’s business. This agreement superseded the existing license agreement between the Company and CleanFutures.
In January 2013, the Bright assets, including all of its intellectual properties and patents, were auctioned off and were purchased by a third party entity. This third party entity has agreed to negotiate on a contractual relationship with the Company to give the Company access to the Bright assets. The contractual relationship will be evaluated as a potential variable interest entity.
Subsequent to the fiscal year ended December 31, 2012, in the first quarter 2013, the Company received gross proceeds of $500,000 from a private placement of 1,000,000 shares of the Company’s common stock and warrants to purchase 1,000,000 shares of the Company’s common stock with an exercise price of $0.75 per share pursuant to a financing agreement with Newmarket Traders LTD.